SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of accounts receivable

Accounts receivable for the years ended December 31, 2020 and 2021 were as follows:

	Years ended December 31,
	2020	2021
	RMB	RMB	US$

Accounts receivable	8,096	6,699	1,052
Allowance for doubtful accounts	(304)	(1,145)	(180)
Balance at end of year	7,792	5,554	872

Schedule of movement in the allowances for doubtful debts

Movement in the allowances for doubtful debts were as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Balance at beginning of year	198	177	304	48
Additional provision	168	758	841	132
Write-offs	(189)	(631)	—	—
Balance at end of year	177	304	1,145	180

Schedule of estimated useful lives of property and equipment

Category	Estimated useful life
Leasehold improvements	Over the shorter of the lease term or estimated useful lives
Buildings	20 years
Furniture, fixtures and equipment	3-10 years
Motor vehicles	3-5 years

Schedule of finite lived intangible assets estimated useful lives

Category	Estimated useful life
Software	3-10 years
Medical license	15 years
Customer relationship	6.4 years

Schedule of convertible loans measured at fair value on a recurring basis using significant unobservable inputs

The following is a reconciliation of the beginning and ending balances for convertible loans measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Opening balance	24,568	2,232	350
New convertible loans issued	1,830	32,344	5,076
Conversion of other payable to convertible loan	—	4,534	711
Repayments	(17,261)	—	—
Conversion of convertible loans	—	(20,110)	(3,155)
Loss on change in fair value of convertible loan	532	9,073	1,424
Gain on settlement of convertible loan	(7,162)	—	—
Other comprehensive income -foreign exchange translations	(275)	(214)	(34)
Total	2,232	27,859	4,372